6. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Capitalized mineral property acquisition costs

	December 31, 2015	December 31, 2014

Ann Mason	$36,853,690	$43,966,474
Other	860,802	453,064

Total	$37,714,492	$44,419,538

Exploration costs expensed

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

US	3,507,357	7,066,997	3,940,264
Mongolia	1,488,452	1,672,341	1,355,493
Other	165,101	315,549	807,235

Total all locations	5,160,910	9,054,887	6,102,992